Cover Page	Nov. 27, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 27, 2023
Entity Registrant Name	BOWFLEX INC.
Entity Incorporation, State or Country Code	WA
Entity File Number	001-31321
Entity Tax Identification Number	94-3002667
Entity Address, Address Line One	17750 S.E. 6th Way
Entity Address, City or Town	Vancouver
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98683
City Area Code	(360)
Local Phone Number	859-2900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, no par value
Trading Symbol	BFX
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001078207
Amendment Flag	false